FAIR VALUE MEASUREMENT - Assets (liabilities) measured at fair value on recurring basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Equity investments at FVOCI	$ 113.0	$ 126.2
Assets transfer out of Level 1 into Level 2	0.0
Assets transfer out of Level 2 into Level 1	0.0
Liabilities transfer out of Level 1 into Level 2	0.0
Liabilities transfer out of Level 2 into Level 1	0.0
Assets transfers into Level 3 fair value measurements	0.0
Assets transfers out of Level 3 fair value measurements	0.0
Liabilities transfers into Level 3 fair value measurements	0.0
Liabilities transfers out of Level 3 fair value measurements	0.0
Recurring basis
Financial Instruments
Equity investments at FVOCI	113.0
Foreign currency net working capital	105.3
Recurring basis | Level 1
Financial Instruments
Equity investments at FVOCI	113.0
Financial liabilities	113.0
Recurring basis | Level 2
Financial Instruments
Financial liabilities	(7.7)
Foreign currency forward and collar contracts | Recurring basis
Financial Instruments
Financial liabilities	(4.3)
Foreign currency forward and collar contracts | Recurring basis | Level 2
Financial Instruments
Financial liabilities	(4.3)
Energy Swap | Recurring basis
Financial Instruments
Financial liabilities	7.6
Energy Swap | Recurring basis | Level 2
Financial Instruments
Financial liabilities	7.6
Total return swap contract | Recurring basis
Financial Instruments
Foreign currency net working capital	(11.0)
Total return swap contract | Recurring basis | Level 2
Financial Instruments
Foreign currency net working capital	$ (11.0)